Intangible Assets Other Than Goodwill (Tables)	6 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Other Than Goodwill (Table)
Intangible assets	June 30, 2023	December 31, 2022
Acquisition cost	$90,601	$89,272
Accumulated amortization	(44,498)	(43,079)
Total intangible assets net book value	$46,103	$46,193

Intangible Assets Other Than Goodwill - Schedule of Aggregate Amortization (Table)
Period
Year One	$3,004
Year Two	3,004
Year Three	3,004
Year Four	3,004
Year Five	2,037
Thereafter	32,050
Total	$46,103